LIQUIDITY (Details Narrative) - USD ($)		12 Months Ended
	Apr. 28, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash		$ 23,716,768	$ 26,634,332
Profit loss		11,219,851	1,117,586	$ 2,218,062
Working capital		21,500,000	24,200,000
Shareholders equity		20,208,341	17,630,118
Short term loan		332,309	$ 47,054
China Construction Bank [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Short term loan		217,045
Jiangsu Bank [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Short term loan		43,496
Major Shareholders [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shareholders equity		$ 868,029
Securities Purchase Agreement [Member] | Five Accredited Investors [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Convertible note original principal amount	$ 1,100,000
Number of warrants to purchase ordinary shares	1,600,000
Gross proceeds from issuance of warrants	$ 5,000,000.00